Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2019
Summary of significant accounting policies
Schedule of carrying amount of this variable interest entities assets and liabilities

	March 31, 2019	September 30, 2018

Current assets	$616,242	$481,228
Non-current assets	170,396	71,239
Total assets	786,638	552,467
Total liabilities	(580,633)	(272,715)
Net assets	$206,005	$279,752

Schedule of useful lives of property and equipment

Machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life